Employee Retirement Plans and Postretirement Benefits Weighted Average Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on total of service and interest cost components, one-percent point increase (unfavorable)	$ (1.3)
Effect on total of service and interest cost components, one-percent point decrease favorable	1.0
Effect on postretirement benefit obligation, one-percent point increase (unfavorable)	(19.5)
Effect on postretirement benefit obligation, one-percent point decrease favorable	$ 16.7
Pension
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate(1)	3.70%	4.57%	4.18%
Rate of compensation increase (as a percent)	2.50%	2.50%	2.50%
Expected return on plan assets (as a percent)	5.46%	6.16%	5.83%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.82%	3.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.00%	2.50%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Settlement discount rate(1)	4.15%	4.79%	4.12%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.05%	4.15%
OPEB | Maximum
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	7.70%	7.70%	7.90%
Year that rate reaches ultimate trend rate	2015	2014	2013
OPEB | Minimum
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	4.50%	4.50%	4.50%
Year that rate reaches ultimate trend rate	2028	2028	2028